UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:  December 31. 2004
                                                ------------------

Check here if Amendment ; Amendment Number:_____
   This Amendment (check only one):  is a restatement.
                                             adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hershey Foods Corporation - Master Retirement Trust
                 ---------------------------------------------------------------
Address:         100 Crystal A Drive
                 ---------------------------------------------------------------
                 Hershey, PA  17033
                 ---------------------------------------------------------------

Form 13F File Number:           28-11011
                                -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         James G. Nolan
              ------------------------------------------------------------------
 Title:       Assistant Treasurer and Director, Benefit Plan Asset Management
              ------------------------------------------------------------------
Phone:        717 534 7019
              ------------------------------------------------------------------

Signature, Place and Date of Signing:

/s/ James G. Nolan       Hershey, Pennsylvania           February 11, 2005
---------------------  -------------------------    -----------------------
   [Signature] [City, State] [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page
Form 13F Information Table Entry Total:  0047
Form 13F Information Table Value Total:  143,697

T-NARR-SH-132

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED     NONE
  ABBOTT LAB COM                 COM              002824100      919    19700 SH       SOLE                  19700
  BAUSCH & LOMB INC COM          COM              071707103        0        0 SH       SOLE                      0
  BELLSOUTH CORP COM STK         COM              079860102     2251    81000 SH       SOLE                  81000
  BK AMER CORP COM               COM              060505104     3033    64546 SH       SOLE                  64546
  BRISTOL MYERS SQUIBB CO COM    COM              110122108     4932   192500 SH       SOLE                 192500
  CAMPBELL SOUP CO COM           COM              134429109     1184    39600 SH       SOLE                  39600
  CISCO SYS INC COM              COM              17275R102     1505    78000 SH       SOLE                  78000
  CITIGROUP INC COM              COM              172967101     1521    31563 SH       SOLE                  31563
  CLOROX CO COM                  COM              189054109     1609    27300 SH       SOLE                  27300
  COCA COLA CO COM               COM              191216100     5366   128900 SH       SOLE                 128900
  COLGATE-PALMOLIVE CO COM       COM              194162103     1074    21000 SH       SOLE                  21000
  DELL INC COM STK               COM              24702R101     1138    27000 SH       SOLE                  27000
  EXXON MOBIL CORP COM           COM              30231G102     2848    55564 SH       SOLE                  55564
  GEN ELEC CO COM                COM              369604103     2920    80000 SH       SOLE                  80000
  GILLETTE CO COM                COM              375766102     1523    34000 SH       SOLE                  34000
  HOME DEPOT INC COM             COM              437076102     2581    60400 SH       SOLE                  60400
  INTEL CORP COM                 COM              458140100     4444   190000 SH       SOLE                 190000
  INTL BUSINESS MACHS CORP COM   COM              459200101     2090    21200 SH       SOLE                  21200
  ISHARES TR RUSSELL MIDCAP GROW COM              464287481     6591    78000 SH       SOLE                  78000
  ISHARES TR RUSSELL 1000 INDEX  COM              464287622     9903   152500 SH       SOLE                 152500
  KIMBERLY-CLARK CORP COM        COM              494368103     1053    16000 SH       SOLE                  16000
  MEDTRONIC INC COM              COM              585055106     1689    34000 SH       SOLE                  34000
  MERCK & CO INC COM             COM              589331107     4426   137700 SH       SOLE                 137700
  MERRILL LYNCH & CO INC COM STK COM              590188108     1817    30400 SH       SOLE                  30400
  MFC ISHARES TR RUSSELL MIDCAP  COM              464287499     5078    64000 SH       SOLE                  64000
  MFC ISHARES TR RUSSELL MIDCAP  COM              464287473      373     3300 SH       SOLE                   3300
  MFC ISHARES TR RUSSELL 1000 GR COM              464287614    10567   215000 SH       SOLE                 215000
  MFC ISHARES TR RUSSELL 1000 VA COM              464287598      332     5000 SH       SOLE                   5000
  MFC ISHARES TR RUSSELL 2000 GR COM              464287648    18743   278500 SH       SOLE                 278500
  MFC ISHARES TR RUSSELL 2000 IN COM              464287655    17029   131500 SH       SOLE                 131500
  MFC ISHARES TR RUSSELL 2000 VA COM              464287630      251     1300 SH       SOLE                   1300
  MICROSOFT CORP COM             COM              594918104     4386   164200 SH       SOLE                 164200
  NATL CY CORP COM               COM              635405103     1314    35000 SH       SOLE                  35000
  NEENAH PAPER INC COM COM       COM              640079109       16      484 SH       SOLE                    484
  NICOR INC COM                  COM              654086107     1108    30000 SH       SOLE                  30000
  PEPSICO INC COM                COM              713448108     2010    38500 SH       SOLE                  38500
  PFIZER INC COM STK $.11 1/9 PA COM              717081103      844    31400 SH       SOLE                  31400
  SARA LEE CORP COM              COM              803111103        0        0 SH       SOLE                      0
  SBC COMMUNICATIONS INC COM     COM              78387G103     2770   107500 SH       SOLE                 107500
  SCHERING-PLOUGH CORP COM       COM              806605101     4268   204400 SH       SOLE                 204400
  SOUTHERN CO COM STK            COM              842587107     1844    55000 SH       SOLE                  55000
  SYSCO CORP COM                 COM              871829107     1428    37400 SH       SOLE                  37400
  TARGET CORP COM                COM              87612E106      950    18300 SH       SOLE                  18300
  TX INSTRS INC COM              COM              882508104     1231    50000 SH       SOLE                  50000
  VIACOM COM CL B                COM              925524308        0        0 SH       SOLE                      0
  WAL-MART STORES INC COM        COM              931142103     1247    23600 SH       SOLE                  23600
  WELLS FARGO & CO NEW COM STK   COM              949746101     1492    24000 SH       SOLE                  24000
  REPORT SUMMARY               0047 DATA RECORDS              143697         0000 OTHER MANAGER ON WHOSE  BEHALF REPORT IS FILED